Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Fair Value Measurement Methods	The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market/Asset – PWERM	Under a PWERM, the company value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise. Possible future outcomes can include IPO scenarios, potential SPAC transactions, merger and acquisition transactions as well as other similar exit transactions of the investee.
Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.
PWERM	Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.
Hybrid	The hybrid method is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenario's occurrence, similar to the PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.
The Group measures fair value using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3	Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instruments' valuation.

Schedule of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Liabilities	The significant unobservable inputs used at December 31, 2024 in the fair value measurement of these investments and the sensitivity of the fair value measurements for these investments to changes of these significant unobservable inputs are summarized in the tables below.

As of December 31, 2024	Investment (Seaport) Measured through Market Backsolve & PWERM
Unobservable Inputs (Seaport)	Input Value	Sensitivity Range	Fair Value Increase/(Decrease) $
Equity Value	538,635	-10%	(22,099)
		+10%	21,716
Time to Liquidity	0.5	-3 months	5,753
		+3 months	(4,247)
Probability of achieving a certain clinical trial development milestone	80%	-10%	(7,871)
		+10%	7,871
Probability of entering into an initial public offering	25% and 20%	-10%	(4,754)
		+10%	4,754
The unobservable inputs outlined within the table above were used to determine the fair value of our investment in the convertible preferred shares of a private company as of December 31, 2024. Whilst the Group considers the methodologies and assumptions used in the fair value measurement to be supportable and reasonable, because of the inherent uncertainties associated with the valuation, the estimated value may differ significantly from the values that would have been used had a ready market for the investment existed. The fair value measurement of our investment in the convertible preferred shares will be updated at each reporting date.

As of December 31, 2024	Investment (Vedanta) Measured through Market Backsolve that Leverages a Monte Carlo Simulation
Unobservable Inputs (Vedanta)	Input Value	Sensitivity Range	Fair Value Increase/(Decrease) $
Equity Value	30,845	-5%	(1,617)
		+5%	1,515
Time to Liquidity	0.27	-3 Months	n.a.
		+3 Months	5,238
Volatility	155%	-10%	(2,976)
		+10%	518
The unobservable inputs outlined within the table above were used to determine the fair value of our investment in the convertible preferred shares of a private company as of December 31, 2024. Whilst the Group considers the methodologies and assumptions used in the fair value measurement to be supportable and reasonable, because of the inherent uncertainties associated with the valuation, the estimated value may differ significantly from the values that would have been used had a ready market for the investment existed. The fair value measurement of our investment in the convertible preferred shares will be updated at each reporting date.

Schedule of Changes in Assets, Level 3 Fair Value, Investments Held at Fair Value
The following table summarizes the changes in all the Group’s investments held at fair value categorized as Level 3 in the fair value hierarchy:

Balance as of January 1, 2023	12,593
Deconsolidation of Vedanta - new investment in Vedanta preferred shares	20,456
Investment in Gelesis 2023 Warrants	1,121
Gain/(loss) on changes in fair value	(9,299)
Balance as of December 31, 2023 and January 1, 2024	24,872
Deconsolidation of Seaport - new investment in Seaport preferred shares	179,248
Gain/(loss) on changes in fair value	(10,361)
Balance as of December 31, 2024	193,758
Equity method loss recorded against LTI	(5,307)
Balance as of December 31, 2024 after allocation of equity method loss to LTI	188,452

Schedule of Fair Value Measurement and Classification
The fair value of financial instruments by category as of December 31, 2024 and 2023:

	2024
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[1]:
Money Markets[2]	181,716	—	181,716	—	—	181,716
Investment in notes from associates	17,731	—	—	—	17,731	17,731
Investments held at fair value	191,426	—	2,974	—	188,452	191,426
Total financial assets	390,873	—	184,690	—	206,183	390,873
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	3,736	—	—	3,736	3,736
Total financial liabilities	—	3,905	—	—	3,905	3,905
1.    Excluded from the table above are short-term investments of $86,666 and cash equivalent of $62,179 that are classified at amortized cost as of December 31, 2024. The cost of these short-term investments and cash equivalent approximates current fair value.
2.    Included within cash and cash equivalents.

	2023
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[1]:
Money Markets[2]	156,705	—	156,705	—	—	156,705
Note from associate	4,600	—	—	—	4,600	4,600
Investments held at fair value	317,841	—	292,970	—	24,872	317,841
Total financial assets	479,146	—	449,675	—	29,472	479,146
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	4,782	—	—	4,782	4,782
Total financial liabilities	—	4,951	—	—	4,951	4,951
1    Excluded from the table above are short-term investments of $136,062 that are classified at amortized cost as of December 31, 2023. The cost of these short-term investments approximates current fair value.
2